Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Profit for the year		$ 92,101	$ 226,721	$ 108,606
Adjustments for:
Income tax (benefit) / expense		(57,015)	78,673	26,758
Depreciation		223,843	198,288	188,775
Amortization		2,314	1,730	2,265
Depreciation of right of use assets		77,867	74,085	63,339
Loss / (gain) from the disposal of other property items		2,408	(4,747)	(3,718)
Gain from the sale of farmland and other assets		(6,050)	(6,334)	0
Impairment due to fire		14,259	0	0
Bargain purchase gain on acquisition		0	0	(10,107)
Net loss / (gain) from the fair value adjustment of Investment properties		23,375	(10,620)	2,961
Equity settled share-based compensation granted		6,680	8,581	10,227
(Gain) / loss from derivative financial instruments and forwards		(1,153)	(8,605)	13,685
Interest, finance cost related to lease liabilities and other financial expense, net		68,315	16,428	83,130
Initial recognition and changes in fair value of non-harvested biological assets (unrealized)		18,301	17,663	(44,935)
Changes in net realizable value of agricultural produce after harvest (unrealized)		7,327	(2,599)	(72)
Provision and allowances		(1,820)	654	999
Tax credits recognized		(19,486)	0	0
Net (gain) / loss of inflation effects on the monetary items		(2,421)	(28,816)	2,144
Foreign exchange losses / (gain), net		37,569	(90,930)	(19,278)
Cash flow hedge – transfer from equity		28,650	36,863	40,195
Subtotal		515,064	507,035	464,974
Changes in operating assets and liabilities:
(Increase) / decrease in trade and other receivables		(68,299)	3,683	(60,753)
Decrease / (increase) in inventories		3,089	(12,410)	45,437
Increase in biological assets		(38,861)	(23,393)	(3,686)
Increase in other assets		(2,054)	(37)	(1,056)
Decrease / (increase) in derivative financial instruments		21,820	(11,181)	(9,661)
Decrease in trade and other payables		(100,346)	(43,925)	(64,502)
Increase in payroll and social security liabilities		4,093	15,674	7,681
Increase / (decrease) in provisions for other liabilities		1,110	803	(290)
Net cash generated from operating activities before taxes paid		335,616	436,249	378,144
Income tax paid		(7,285)	(1,342)	(8,118)
Net cash generated from operating activities		328,331	434,907	370,026
Cash flows from investing activities:
Acquisition of subsidiaries net of cash and cash equivalents acquired		(16,184)	(3,193)	1,120
Purchases of property, plant and equipment		(260,211)	(241,623)	(217,776)
Purchase of cattle and non-current biological assets		(1,928)	(511)	(9,096)
Purchases of intangible assets		(1,190)	(1,291)	(3,350)
Interest received and others	[1]	7,847	62,120	5,199
Proceeds from disposal of other property items		2,332	4,094	2,770
Proceeds from the sale of farmland and other assets		23,259	33,242	9,879
Proceeds from the sale of subsidiary		0	0	10,000
Acquisition of short-term investment		(47,886)	(106,897)	(98,010)
Disposals of short-term investment		62,396	142,507	0
Net cash used in investing activities		(231,565)	(111,552)	(299,264)
Cash flows from financing activities:
Proceeds from long-term borrowings		126,757	7,739	41,082
Payments of long-term borrowings		(105,749)	(24,105)	(14,012)
Proceeds from short-term borrowings		169,901	448,532	347,928
Payments of short-term borrowings		(239,947)	(420,276)	(192,648)
Interest paid		(24,629)	(55,476)	(44,788)
Proceeds from exercise of employee share options		99	214	2,124
Collections / (payments) of derivatives financial instruments		669	(32)	118
Lease payments		(98,478)	(104,097)	(91,175)
Purchase of own shares		(66,887)	(26,242)	(36,844)
Dividends paid to non-controlling interest		(736)	0	(358)
Dividends paid to shareholders		(35,000)	(35,000)	(35,000)
Net cash used in financing activities		(274,000)	(208,743)	(23,573)
Net (decrease) / increase in cash and cash equivalents		(177,234)	114,612	47,189
Cash and cash equivalents at beginning of year		339,781	230,653	199,766
Effect of exchange rate changes and inflation on cash and cash equivalents		48,697	(5,484)	(16,302)
Cash and cash equivalents at end of year		$ 211,244	$ 339,781	$ 230,653

[1]	Includes 238 in 2024 related to gains on bond arbitrage transactions (54,687 in 2023 and nil in 2022) of which the combined effect of IAS 29 and 21 of the Argentine subsidiaries is (105) for 2024, 30,544 in 2023 and nil 2022.
For non-cash transactions, see Note 13 for Right of Use Assets and related to acquisition of subsidiaries, see Note 21.